Note 11 - Other Operating Expenses - Summary of Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Data processing	$ 1,478	$ 1,318	$ 1,164
Professional fees	1,001	817	1,471
Ohio Financial Institution tax	552	505	523
Advertising	1,802	1,786	1,062
ATM processing and other fees	764	663	611
Amortization of core deposit intangible assets	159	173	133
Postage	69	50	43
Stationery and supplies	164	179	178
FDIC assessment	79	264	185
Loan closing fees	1,354	921	421
Other real estate owned	3	12	36
Deposit losses	52	63	72
Other	1,801	1,627	1,524
Total other operating expenses	$ 9,278	$ 8,378	$ 7,423